UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	6 Months Ended
	Sep. 30, 2021 CNY (¥) ¥ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 CNY (¥) ¥ / shares shares
Revenues:
Total Revenues	¥ 623,731	$ 96,802	¥ 138,593
Cost of revenues	(597,968)	(92,803)	(173,396)
Gross (loss)/ profit	25,763	3,999	(34,803)
Operating expenses:
Sales and marketing	(86,304)	(13,394)	(191,276)
Research and development	(16,493)	(2,560)	(41,873)
General and administrative	(73,230)	(11,365)	(142,749)
Provision for)/reversal of credit losses, net	6,782	1,053	(94,056)
Total operating expenses	(169,245)	(26,266)	(469,954)
Other operating income, net	46,872	7,274	213,796
Loss from continuing operations	(96,610)	(14,993)	(290,961)
Interest income	3,212	498	43,840
Interest expenses	(28,110)	(4,363)	(52,885)
Other income	3,509	545	4,999
Other expenses	(5,890)	(914)	(5,765)
Foreign exchange gains/(losses)	(5,222)	(810)	74
Inducement charge			(121,056)
Fair value impact of the issuance of senior convertible preferred shares	(1,654,949)	(256,844)
Loss from continuing operations before income tax expense	(1,784,060)	(276,881)	(421,754)
Income tax (expense)/ benefit			(32)
Equity in income of affiliates, net of tax	274	43	10,482
Net loss from continuing operations, attributable to UXIN LIMITED's ordinary shareholders	(1,783,786)	(276,838)	(411,304)
Less: net loss attributable to non-controlling interests shareholders			(7)
Net loss from continuing operations, attributable to UXIN LIMITED's ordinary shareholders	(1,783,786)	(276,838)	(411,297)
Discontinued operations
Net income from discontinued operations before income tax			295,744
Net income from discontinued operations			295,744
Net income from discontinued operations attributable to UXIN LIMITED's ordinary shareholders			295,744
Net loss	(1,783,786)	(276,838)	(115,560)
Less: net loss attributable to non controlling interests shareholders			(7)
Net loss attributable to UXIN LIMITED's ordinary shareholders	(1,783,786)	(276,838)	(115,553)
Comprehensive Income (Loss)
Net loss	(1,783,786)	(276,838)	(115,560)
Foreign currency translation	14,399	2,235	64,782
Total comprehensive loss	(1,769,387)	(274,603)	(50,778)
Less: total comprehensive loss attributable to non controlling interests shareholders			(7)
Total comprehensive loss attributable to UNIX LIMITED's ordinary shareholders	(1,769,387)	(274,603)	(50,771)
Net loss from continuing operations, attributable to ordinary shareholders	(1,783,786)	(276,838)	(411,297)
Net income attributable to ordinary shareholders from discontinued operations			295,744
Net loss attributable to UNIX LIMITED's ordinary shareholders	¥ (1,783,786)	$ (276,838)	¥ (115,553)
Weighted average shares outstanding - basic | shares	1,177,159,051	1,177,159,051	997,541,095
Weighted average shares outstanding - diluted | shares	1,367,056,109	1,367,056,109	1,225,268,425
Weighted average number of ordinary shares outstanding from continuing operations - diluted | shares	1,367,056,109,000	1,367,056,109,000	997,541,095,000
Net (loss)/ income per share for ordinary shareholders, basic
Continuing operations | (per share)	¥ (1.52)	$ (0.24)	¥ (0.41)
Discontinued operations | ¥ / shares			0.30
Net (loss)/ income per share for ordinary shareholders, diluted
Continuing operations | (per share)	¥ (1.91)	$ (0.30)	(0.41)
Discontinued operations | ¥ / shares			¥ 0.27
Retail vehicle sales
Revenues:
Total Revenues	¥ 228,043	$ 35,392	¥ 36,108
Wholesale vehicle sales
Revenues:
Total Revenues	377,881	58,646
Consumers ("2C") - Commission revenue
Revenues:
Total Revenues			41,803
Consumers ("2C") - Value-added service revenue
Revenues:
Total Revenues			35,102
Other services
Revenues:
Total Revenues	¥ 17,807	$ 2,764	¥ 25,580